UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Global Real Estate Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Global Real Estate Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 99.22%		$51,659,861

(Cost $47,912,119)

Apparel, Accessories & Luxury 0.49%		257,806

C C Land Holdings, Ltd. (Hong Kong) (F)	228,000	257,806

Asset Management & Custody Banks 0.32%		164,741

ARA Asset Management (Singapore) (F)	405,978	164,741

Casinos & Gaming 1.86%		968,000

Melco PBL Entertainment (Macau) Ltd., ADR (Hong Kong) (F)(I)	80,000	968,000

Construction & Engineering 1.97%		1,025,493

Vinci SA (France) (F)	15,000	1,025,493

Diversified REITs 9.27%		4,829,298

Allco Commerical Real Estate Investment Trust (Singapore) (I)(F)	3,340,000	1,592,233
British Land Co., Plc (United Kingdom) (F)	57,727	1,168,510
H&R Real Estate Investment Trust (Canada) (F)	22,000	422,887
Stockland (Australia) (F)	85,000	560,868
Vornado Realty Trust	12,000	1,084,800

Highways & Railtracks 1.73%		898,199

Road King Infrastructure Ltd. (Hong Kong) (F)	769,000	898,199

Hotels, Resorts & Cruise Lines 1.56%		814,500

Starwood Hotels & Resorts Worldwide, Inc.	18,000	814,500

Industrial REITs 2.59%		1,348,334

Mapletree Logistics Trust (Singapore) (F)	452,177	297,839
ProLogis Co.	17,700	1,050,495

Marine 3.05%		1,587,956

Alexander & Baldwin, Inc.	14,000	638,960
Diana Shipping, Inc. (Marshall Islands) (F)(L)	21,600	637,416
Navios Maritime Holdings, Inc. (Greece) (F)	27,000	311,580

Office REITs 15.43%		8,033,600

Alexandria Real Estate Equities, Inc.	7,000	687,610
Axis Real Estate Investment Trust (Malaysia) (F)	15,200	8,268
Boston Properties, Inc.	12,000	1,103,040
Champion Real Estate Investment Trust (Hong Kong) (F)(I)	700,000	385,342
Commonwealth Property Office Fund (Australia) (F)	400,000	507,397
Digital Realty Trust, Inc.	35,000	1,250,550
Douglas Emmett, Inc.	31,000	708,350

John Hancock
Global Real Estate Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Great Portland Estates Plc (United Kingdom) (F)	60,000	580,659
Maguire Properties, Inc. (L)	20,000	551,600
Nippon Building Fund Inc. (Japan) (F)	82	954,381
SL Green Realty Corp.	10,100	937,381
Societe Fonciere Lyonnaise (France) (F)	4,937	359,022

Oil & Gas Drilling 2.57%		1,336,340

Transocean Inc. (Cayman Islands) (F)(I)	10,900	1,336,340

Real Estate Management & Development 37.11%		19,323,659

Brookfield Properties Corp. (Canada) (F)	45,375	921,566
Capitaland Ltd. (Singapore) (F)	210,000	889,277
Cheung Kong (Holdings) Ltd. (Hong Kong) (F)	88,000	1,426,894
Chinese Estates Holdings Ltd. (Hong Kong) (F)	275,000	456,576
E-House China Holdings Ltd. (China) (F)(I)(L)	15,400	284,592
Eurocastle Investment Ltd. (Guernsey Channel Islands) (F)	49,000	1,204,279
Henderson Land Development Co. Ltd. (Hong Kong) (F)	95,000	820,502
Hongkong Land Holdings Ltd. (Bermuda) (F)	230,000	1,092,602
IVG Immobilien AG (Germany) (F)	50,000	1,707,940
Keck Seng Investments (Hong Kong) Ltd. (Hong Kong) (F)	965,679	597,322
KLCC Property Holdings Berhad (Malaysia) (F)	250,000	256,179
Mapeley Ltd. (United Kingdom) (F)	20,000	564,843
Mitsubishi Estate Co. Ltd. (Japan) (F)	70,000	1,884,307
Mitsui Fudosan Co. Ltd. (Japan) (F)	78,000	1,809,408
Shenzhen Investment Ltd. (Hong Kong) (F)	3,650,000	1,672,135
Sumitomo Realty & Development Co. Ltd. (Japan) (F)	47,000	1,174,888
Sun Hing Kai Properties Ltd. (Hong Kong) (F)	70,000	1,389,069
Tejon Ranch Co. (I)	14,000	529,480
Ticon Industrial Connection Public Co. Ltd. (Thailand) (F)	427,477	247,300
Xinyuan Real Estate Co. Ltd., ADR (China) (F)(I)(L)	30,000	394,500

Residential REITs 5.86%		3,051,995

Avalonbay Communities, Inc.	10,900	1,024,055
BRE Properties, Inc. (Class A)	18,000	784,620
Essex Property Trust, Inc.	12,000	1,243,320

Retail REITs 14.33%		7,458,983

Artis Real Estate Investment Trust (Canada) (F)	30,000	436,233
Hammerson Plc (United Kingdom) (F)	43,000	977,051
Japan Retail Fund Investment Corp. (Japan) (F)	100	636,095
Land Securities Group Plc (United Kingdom) (F)	21,000	669,597
Link REIT (The) (Hong Kong) (F)	330,000	839,667
Simon Property Group, Inc.	13,470	1,203,949
Unibail-Rodamco (France) (F)	5,200	1,233,963
Westfield Group (Australia) (F)	87,000	1,462,428

Specialized REITs 1.08%		560,957

Host Hotels & Resorts, Inc.	33,510	560,957

John Hancock
Global Real Estate Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 3.07%			$1,601,030

(Cost $1,601,030)

Joint Repurchase Agreement 0.91%			476,000

Repurchase Agreement with Barclays Capital Inc. dated 01-31-2008 at 1.750% to be repurchased at $476,031 on 02-01-2008,
collateralized by $280,267 U.S, Treasury Inflation Indexed Bond,
3.675% due 04-15-2028 (valued at $485,520, including interest)	1.750%	$476	476,000
		Shares
Cash Equivalents 2.16%			1,125,030

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	1,125,030	1,125,030

Total investments (Cost $49,513,149) 102.29%			$53,260,891

Other assets and liabilities, net (2.29%)			($1,191,970)

Total net assets 100.00%			$52,068,921

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Global Real Estate Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $49,513,149. Gross unrealized appreciation and depreciation of investments aggregated $7,734,229 and $3,986,487, respectively, resulting in net unrealized appreciation of $3,747,742.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Real Estate Fund.

050Q1 1/08
3/08

John Hancock

MUTUAL FUNDS

John Hancock Mid Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 98.88%		$31,283,260

(Cost $33,766,579)

Application Software 2.30%		726,692

Salesforce.com, Inc. (I)	13,900	726,692

Asset Management & Custody Banks 4.11%		1,299,307

Eaton Vance Corp.	17,805	663,592
SEI Investments Co.	22,950	635,715

Automotive Retail 2.22%		701,906

O'Reilly Automotive, Inc. (I)	23,850	701,906

Biotechnology 1.48%		467,309

PDL BioPharma, Inc. (I)	31,300	467,309

Casinos & Gaming 4.05%		1,280,272

Bally Technologies, Inc. (I)	13,300	633,612
Penn National Gaming, Inc. (I)	12,400	646,660

Communications Equipment 2.24%		708,235

Harris Corp.	12,950	708,235

Computer & Electronics Retail 2.22%		703,528

GameStop Corp. (Class A) (I)	13,600	703,528

Computer Storage & Peripherals 1.90%		600,620

SanDisk Corp. (I)	23,600	600,620

Construction & Engineering 4.02%		1,273,395

(Netherlands) (F)	14,912	663,435
Stantec, Inc. (Canada) (F)(I)	19,550	609,960

Construction & Farm Machinery & Heavy Trucks 4.97%		1,571,721

Bucyrus International, Inc. (Class A)	9,500	880,745
Oshkosh Truck Corp.	15,100	690,976

Data Processing & Outsourced Services 2.15%		679,508

Euronet Worldwide, Inc. (I)	25,700	679,508

Diversified Commercial & Professional Services 2.07%		655,007

Corrections Corp. of America (I)	24,680	655,007

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Electronic Equipment Manufacturers 1.75%		553,619

Daktronics, Inc. (L)	27,019	553,619

Footwear 2.32%		734,069

Crocs, Inc. (I)(L)	21,100	734,069

Health Care Equipment 6.97%		2,204,384

Gen-Probe, Inc. (I)	11,060	632,079
Hologic, Inc. (I)	11,692	752,497
ResMed, Inc. (I)	17,600	819,808

Health Care Facilities 2.08%		659,215

Psychiatric Solutions, Inc. (I)	21,850	659,215

Health Care Supplies 2.73%		862,331

Align Technology, Inc. (I)	28,000	329,840
Inverness Medical Innovations, Inc. (I)	11,820	532,491

Human Resource & Employment Services 1.85%		586,243

Monster Worldwide, Inc. (I)	21,050	586,243

Industrial Machinery 1.93%		609,512

Middleby Corp. (The) (I)	10,225	609,512

Internet Software & Services 2.39%		757,224

VistaPrint Ltd. (Bermuda) (F)(I)(L)	20,350	757,224

Life Sciences Tools & Services 4.10%		1,297,485

Covance, Inc. (I)	7,875	654,885
QIAGEN N.V. (Netherlands) (F)(I)	31,500	642,600
Oil & Gas Equipment & Services 2.62%		829,863

Superior Energy Services, Inc. (I)	20,700	829,863
Oil & Gas Exploration & Production 4.40%		1,393,351

Quicksilver Resources, Inc. (I)	12,600	716,058
Range Resources Corp.	12,970	677,293
Pharmaceuticals 5.71%		1,805,381

Medicis Pharmaceutical Corp. (Class A)	27,350	555,479
Sepracor, Inc. (I)	23,580	665,899
Shire Plc, ADR (United Kingdom) (F)	10,845	584,003

Regional Banks 4.27%		1,349,481

Cullen/Frost Bankers, Inc.	12,235	666,073
UCBH Holdings, Inc.	48,400	683,408

Restaurants 2.39%		757,649

Cheesecake Factory, Inc. (The) (I)(L)	34,675	757,649

John Hancock
Mid Cap Equity Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Semiconductor Equipment 5.88%			1,859,985

FormFactor, Inc. (I)		22,480	544,466
Lam Research Corp. (I)		17,220	661,076
Varian Semiconductor Equipment Associates, Inc. (I)		20,318	654,443

Semiconductors 3.01%			953,043

SiRF Technology Holdings, Inc. (I)(L)		41,650	637,662
Trident Microsystems, Inc. (I)		62,700	315,381

Soft Drinks 2.02%			640,096

Hansen Natural Corp. (I)		16,600	640,096

Specialized Finance 2.18%			691,022

Portfolio Recovery Associates, Inc. (L)		19,005	691,022

Specialty Stores 2.31%			730,696

PetSmart, Inc.		31,950	730,696

Steel 2.08%			657,090

Steel Dynamics, Inc.		12,600	657,090

Trading Companies & Distributors 2.16%			684,021

Finning International, Inc. (Canada) (F)		26,084	684,021

	Interest
Issuer	rate	Shares	Value
Short-term investments 12.53%			$3,964,030

(Cost $3,964,030)

Cash Equivalents 12.53%			3,964,030

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)	3,964,030	3,964,030

Total investments (Cost $37,730,609) 111.41%			$35,247,290

Other assets and liabilities, net (11.41%)			($3,610,717)

Total net assets 100.00%			$31,636,573

The percentage shown for each investment category is
the total value of that category as a percentage of the
net assets of the Fund.

John Hancock
Mid Cap Equity Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR	American Depositary Receipt
(F)	Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.
(I)	Non-income-producing security.
(L)	All or a portion of this security is on loan as of January 31, 2008.
(T)	Represents investment of securities lending collateral.
(W)	Issuer is an affiliate of John Hancock Advisers, LLC.
(Y)	Represents current yield on January 31, 2008.
The cost of investments owned on January 31, 2008, including short-term investments, was
$37,730,609. Gross unrealized appreciation and depreciation of investments aggregated
$1,389,161 and $3,872,480, respectively, resulting in net unrealized depreciation of $2,483,319.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.

810Q1 1/08
3/08

John Hancock
MUTUAL FUNDS

John Hancock Technology Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2008

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Issuer	Shares	Value
Common stocks 96.96%		$144,047,194

(Cost $149,841,893)

Application Software 3.79%		5,638,000

Amdocs Ltd. (Channel Islands) (F)(I)	80,000	2,647,200
Intuit, Inc. (I)	64,000	1,964,160
IONA Technologies Plc ADR (Ireland) (F)(I)	328,000	1,026,640

Communications Equipment 12.32%		18,303,005

Avocent Corp. (I)	100,000	1,660,000
Cisco Systems, Inc. (I)	256,200	6,276,900
Comverse Technology, Inc. (I)	319,400	5,222,190
Motorola, Inc.	114,500	1,320,185
PRIMUS Telecommunications Group, Inc. (I)	67,620	25,019
QUALCOMM, Inc.	89,550	3,798,711

Computer & Electronics Retail 1.07%		1,588,111

GameStop Corp. (Class A) (I)	30,700	1,588,111

Computer Hardware 16.27%		24,169,745

Apple, Inc. (I)	40,550	5,488,848
Dell, Inc. (I)	179,300	3,593,172
Hewlett-Packard Co.	175,100	7,660,625
International Business Machines Corp.	50,000	5,367,000
NetScout Systems, Inc. (I)	210,000	2,060,100

Computer Storage & Peripherals 5.07%		7,533,302

Brocade Communications Systems, Inc. (I)	308,000	2,122,120
EMC Corp.	93,000	1,475,910
Seagate Technology (Cayman Islands) (F)	69,200	1,402,684
Western Digital Corp. (I)	95,750	2,532,588

Diversified Banks 0.12%		183,205

First Internet Bancorp (I)	14,369	183,205

Electronic Manufacturing Services 0.10%		152,586

Silicon Genesis Corp. (B)(I)(K)	143,678	152,586

Health Care Equipment 0.04%		54,098

SerOptix, Inc. (B)(I)(K)	491,800	54,098

Home Entertainment Software 1.73%		2,566,304

Activision, Inc. (I)	99,200	2,566,304

Integrated Telecommunication Services 1.07%		1,592,440

Verizon Communications, Inc.	41,000	1,592,440

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

Internet Software & Services 10.54%		15,656,537

eBay, Inc. (I)	125,000	3,361,250
Google, Inc. (Class A) (I)	7,491	4,227,171
NDS Group Plc ADR (United Kingdom) (F)(I)	46,449	2,508,246
Shanda Interactive Entertainment Ltd. ADR
(Cayman Islands) (F)(I)	76,000	2,089,240
United Online, Inc.	139,000	1,552,630
Yahoo!, Inc. (I)	100,000	1,918,000

Investment Banking & Brokerage 3.18%		4,728,640

BancTec, Inc. (B)(I)(K)	591,080	4,728,640

IT Consulting & Other Services 2.23%		3,306,418

Accenture Ltd. (Class A) (Bermuda) (F)	49,900	1,727,538
CA, Inc.	71,600	1,577,348
Gomez, Inc. (B)(I)(K)	328	1,532

Semiconductor Equipment 4.82%		7,159,743

O2Micro International Ltd. ADR (Cayman Islands) (F)(I)	136,000	1,083,920
Credence Systems Corp. (I)	662,172	867,445
Mattson Technology, Inc. (I)	201,200	1,146,840
Teradyne, Inc. (I)	243,000	2,665,710
Verigy Ltd. (Singapore) (F)(I)	66,850	1,395,828

Semiconductors 7.61%		11,300,065

Fairchild Semiconductor International, Inc. (I)	117,100	1,434,475
Integrated Device Technology, Inc. (I)	128,000	953,600
Intel Corp.	351,250	7,446,500
Trident Microsystems, Inc. (I)	291,350	1,465,490

Systems Software 18.04%		26,798,774

BMC Software, Inc. (I)	53,250	1,706,130
JDA Software Group, Inc. (I)	85,000	1,512,150
McAfee, Inc. (I)	53,900	1,814,274
Microsoft Corp.	476,800	15,543,680
Oracle Corp. (I)	302,800	6,222,540

Technology Distributors 6.88%		10,218,064

Arrow Electronics, Inc. (I)	73,350	2,510,037
Avnet, Inc. (I)	52,300	1,862,403
Ingram Micro, Inc. (Class A) (I)	144,500	2,569,210
Tech Data Corp. (I)	95,300	3,276,414

Wireless Telecommunication Services 2.08%		3,098,157

Airspan Networks, Inc. (I)(L)	785,730	911,447
RF Micro Devices, Inc. (I)	677,000	2,186,710

John Hancock
Technology Fund
Securities owned by the Fund on
January 31, 2008 (unaudited)

		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks 0.21%				$305,014

(Cost $1,230,942)

Health Care Equipment 0.19%				275,000

SerOptix, Inc. (Series A) (B)(G)(I)(K)		CC-	500,000	125,000
SerOptix, Inc. (Series B) (B)(G)(I)(K)		CC-	500,000	150,000

IT Consulting & Other Services 0.02%				30,014

Gomez, Inc. (B)(G)(K)		CC	6,427	30,014

	Interest		Par value
Issuer, description, maturity date	rate		(000)	Value
Short-term investments 1.54%				$2,291,936

(Cost $2,291,936)

Joint Repurchase Agreement 1.49%				2,216,000

Joint Repurchase Agreement transaction with
Barclays Plc dated 1-31-08 at 1.750% to be
repurchased at $2,216,145 on 2-1-08,
collateralized by $1,304,773 U.S. Treasury
Inflation Indexed Bond, 3.625%, due 4-15-28
(valued at $2,260,258, including interest)	1.750%		$2,216	2,216,000

			Shares
Cash Equivalents 0.05%				75,936

John Hancock Cash Investment Trust (T)(W)	4.29% (Y)		75,936	75,936

Total investments (Cost $153,364,771) 98.71%				$146,644,144

Other assets and liabilities, net 1.29%				$1,918,659

Total net assets 100.00%				$148,562,803

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Technology Fund
Notes to Schedule of Investments
January 31, 2008 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $5,241,870, or 3.53% of the Fund's net assets as of January 31, 2008.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	net assets	January 31, 2008

BancTec, Inc.
common stock	6-20-07	$4,728,640	3.18%	$4,728,640
Gomez, Inc.
common stock	9-10-02	2,177,612	0.00	1,532
preferred stock	1-23-06	64,275	0.02	30,014
SerOptix, Inc.
common stock	1-12-98	50	0.04	54,098
preferred stock, Ser A	1-12-98	500,000	0.08	125,000
preferred stock, Ser B	4-5-00	666,667	0.10	150,000
Silicon Genesis Corp.
common stock	9-5-00	2,999,997	0.11	152,586
Total			3.53%	$5,241,870

(L) All or a portion of this security is on loan as of January 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on January 31, 2008.

The cost of investments owned on January 31, 2008, including short-term investments, was $153,364,771. Gross unrealized appreciation and depreciation of investments aggregated $18,965,440 and $25,686,067, respectively, resulting in net unrealized depreciation of $6,720,627.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Securities lending

The Fund has entered into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund receives compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

Notes to Schedule of Investments - Page 2

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Technology Fund.

830Q1 1/08
3/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 31, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: March 31, 2008